Geographic Information	12 Months Ended
Dec. 31, 2012
Geographic Information [Abstract]
GEOGRAPHIC INFORMATION

NOTE 16 — GEOGRAPHIC INFORMATION

Net sales by region were as follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
United States	$840.3	$767.6	$67.4	$805.4
Canada	32.7	30.0	2.6	31.4
Mexico	22.2	23.8	2.4	23.5
United Kingdom	12.2	14.1	1.0	15.6
France	11.7	12.6	1.2	10.7
Germany	8.9	7.1	0.5	6.5
China	8.5	6.7	0.2	3.5
Spain	4.6	4.9	0.5	4.4
Other	43.4	43.4	3.0	44.0

	$984.5	$910.2	$78.8	$945.0

Net long-lived assets by region were as follows (in millions):

	Successor
	December 31, 2012	December 31, 2011
United States	$812.7	$829.9
China	45.1	42.7
Spain	20.5	21.2
Mexico	10.8	12.8
Other	1.0	1.0

	$890.1	$907.6